Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Current Assets
Cash and cash equivalents	$ 807,484	$ 26,380	$ 951,713
Current financial assets at amortized cost	307,150	10,034
Current contract assets	2,283	75
Accounts receivable, net	9,343	305	8,622
Other receivables	5,811	190	19,726
Current income tax assets	113	4	414
Prepayments	56,511	1,846	71,400
Current assets	1,188,695	38,834	1,051,875
Non-current Assets
Property, plant and equipment	158,245	5,170	153,835
Intangible assets	4,030	131	8,637
Deferred income tax assets	79	2	81
Other non-current assets	66,872	2,185	48,111
Non-current assets	229,226	7,488	210,664
Total Assets	1,417,921	46,322	1,262,539
Current Liabilities
Short-term borrowings	46,000	1,503	46,000
Other payables	206,268	6,739	93,541
Other current liabilities	92,020	3,006	53,513
Current liabilities	344,288	11,248	193,054
Non-current Liabilities
Long-term borrowings	368,010	12,023	66,177
Provisions for liabilities – non-current	6,922	226	6,922
Other non-current liabilities	29,505	963	9,102
Non-current liabilities	404,437	13,212	82,201
Total Liabilities	748,725	24,460	275,255
Equity
Common shares	640,451	20,923	561,990
Capital surplus	952,364	31,113	1,322,625
Accumulated deficit	(910,042)	(29,730)	(874,086)
Other equity interest	(13,577)	(444)	(23,245)
Total Equity	669,196	21,862	987,284
Total Liabilities and Equity	$ 1,417,921	$ 46,322	$ 1,262,539